Description of Business (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Reorganization

Reorganization

On September 15, 2020, a corporate reorganization (the “Reorganization”) was consummated whereby we now own directly and indirectly all of the operating subsidiaries and assets that were formerly owned by Corsair Group (Cayman), LP (the “Parent”) and Corsair Group (US), LLC, a minority interest holder. The Parent is a limited partnership domiciled in the Cayman Islands. The Parent and Corsair Group (US), LLC are under common control of the affiliates of EagleTree Capital, LP, a private equity investment firm. Prior to the Reorganization, the North American and international operations of Corsair were conducted by certain operating subsidiaries held by separate entities, Corsair Gaming, Inc. and Corsair Holdings (Lux) S.à r.l. (or “Corsair Luxco”), respectively, each of which was substantially owned by and under common control of the Parent.

The Reorganization was comprised of a series of steps as set forth below:

•	The Parent acquired the minority interest held by Corsair Group (US), LLC in exchange for its own units.

•	Corsair Gaming, Inc. acquired all of the outstanding capital stock of Corsair Luxco from the Parent in exchange for its own stock.

•

In order for management and certain other partnership unit holders of the Parent to hold Corsair’s common stock directly, we entered into exchange agreements with such holders to exchange the Parent’s units for shares of Corsair’s common stock on a pro rata basis relative to their holdings in the Parent prior to the Reorganization.

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The Parent’s 2017 Equity Incentive Program was assumed by Corsair and all of the outstanding options to acquire units under the Parent’s 2017 Equity Incentive Program were converted into options to purchase Corsair’s common stock on a pro rata basis with an adjusted exercise price to reflect the assumption.

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We implemented a 1-for-28,693.596843964 stock split resulting in there being 84,405,366 shares of Corsair’s common stock outstanding and 10,029,388 options outstanding to purchase Corsair’s common stock as of the date of the Reorganization.

As all legal entities included in the Reorganization are under common control of the Parent, all steps of the Reorganization were accounted for as a combination of entities under common control.

Unless otherwise indicated, the accompanying condensed combined consolidated financial statements and related notes that reference Corsair’s capitalization, including other matters relating to equity, share, and per share information, have been retroactively revised to reflect the Reorganization for all periods presented. Accordingly, references in the footnotes related to transactions entered into by the Parent involving the Parent’s units or options to purchase the Parent’s units have been revised as common share equivalents of Corsair and options to purchase shares of Corsair’s common stock using the ratio of Corsair’s issued and outstanding shares immediately post-Reorganization to the Parent’s issued and outstanding units immediately post-Reorganization but prior to the unit exchanges described above.

Reorganization

On September 15, 2020, a corporate reorganization (the “Reorganization”) was consummated whereby the Company now owns directly and indirectly all of the operating subsidiaries and assets of Corsair that had been owned by Corsair Group (Cayman), LP (the “Parent”) and Corsair Group (US), LLC, a minority interest holder. The Parent is a limited partnership domiciled in the Cayman Islands. The Parent and Corsair Group (US), LLC are under common control of the affiliates of EagleTree Capital, LP, a private equity investment firm. Prior to the Reorganization, the North American and international operations of the Company were conducted by certain operating subsidiaries held by separate entities, Corsair Gaming, Inc. and Corsair Holdings (Lux) S.à r.l. (or “Corsair Luxco”), respectively, each of which was substantially owned by and under common control of the Parent.

The Reorganization was comprised of a series of steps as set forth below:

•	The Parent acquired the minority interest held by Corsair Group (US), LLC in exchange for its own units.

•	Corsair Gaming, Inc. acquired all of the outstanding capital stock of Corsair Luxco from the Parent in exchange for its own stock.

•

In order for management and certain other partnership unit holders of the Parent to hold the Company’s common stock directly, the Company entered into exchange agreements with such holders to exchange the Parent’s units for shares of the Company’s common stock on a pro rata basis to their holdings in the Parent prior to the Reorganization.

•

The Parent’s 2017 Equity Incentive Program was assumed by the Company and all of the outstanding options to acquire units under the Parent’s 2017 Equity Incentive Program were converted into options to purchase the Company’s common stock on a pro rata basis with an adjusted exercise price to reflect the assumption.

•

The Company implemented a 1-for-28,693.596843964 stock split resulting in there being 84,405,366 shares of our common stock outstanding and 10,029,388 options outstanding to purchase the Company’s common stock as of September 15, 2020.

As all legal entities included in the Reorganization are under common control of the Parent, all steps of the Reorganization were accounted for as a combination of entities under common control.

Unless otherwise indicated, the accompanying combined consolidated financial statements and related notes that reference the Company’s capitalization, including other matters relating to equity, share, and per share information, have been retroactively revised to reflect the Reorganization for all periods presented. Accordingly, references in the footnotes related to transactions entered into by the Parent involving the Parent’s units or options to purchase the Parent’s units have been revised as common share equivalents of the Company and options to purchase shares of the Company’s common stock using the ratio of the Company’s issued and outstanding shares immediately post-Reorganization to the Parent’s issued and outstanding units immediately post-Reorganization but prior to the unit exchanges described above.

Basis of Presentation

Basis of Presentation

Our interim condensed combined consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding interim financial reporting. The condensed combined consolidated balance sheet as of December 31, 2019, included herein, was derived from the audited consolidated financial statements as of that date. Certain information and note disclosures normally included in the financial statements prepared in accordance with U.S. GAAP have been condensed combined or omitted pursuant to such rules and regulations. Therefore, these interim condensed combined consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included in the final prospectus dated and filed on September 24, 2020 (the “Prospectus”) with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended, (the “Securities Act”).

The interim condensed combined consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements, and in management’s opinion, include all adjustments, which consist of only normal recurring adjustments necessary for the fair statement of our condensed combined consolidated balance sheet as of September 30, 2020 and our results of operations for the three and nine months ended September 30, 2020 and 2019. The results for the three and nine months ended September 30, 2020 are not necessarily indicative of the results expected for the current fiscal year or any other future periods.

Except as described elsewhere to the condensed combined consolidated financial statements, there have been no material changes to our significant accounting policies as described in Note 2 “Summary of Significant Accounting Policies” in the Notes to the consolidated financial statements in our Prospectus.

Basis of Presentation

The Company’s combined consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). These combined consolidated financial statements include the accounts of the Company and its subsidiaries and have been prepared using the Company’s historical basis in determining the assets and liabilities and the results of the Company’s operations. All significant intercompany balances and transactions have been eliminated. The Company has no involvement with variable interest entities.

Use of Estimates

Use of Estimates

The preparation of condensed combined consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the condensed combined consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include, but are not limited to, the valuation of intangible assets, accounts receivable, sales return reserves, reserves for customer incentives, warranty reserves, inventory, derivative instruments, stock-based compensation, deferred income tax, and common stock (prior to the IPO completed in September 2020). These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. We adjust such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.

Use of Estimates

The preparation of combined consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the combined consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include, but are not limited to, the valuation of common stock, intangible assets, accounts receivable, sales return reserves, reserves for customer incentives, warranty reserves, inventory, derivative instruments, stock-based compensation, and the valuation of deferred income tax. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity, foreign currency, declines in consumer spending and global health emergencies increase the uncertainty inherent in such estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.

In January 2020, a novel strain of coronavirus was identified in China, resulting in shutdowns of manufacturing and commerce, as well as global travel restrictions to contain the virus. The impact has since extended to other regions around the world. As of the date of issuance of the combined consolidated financial statements, the Company is not aware of any specific event or circumstance that would require updates to the Company’s estimates and judgments or revisions to the carrying value of its assets or liabilities. These estimates may change, as new events occur and additional information is obtained, and are recognized in the combined consolidated financial statements as soon as they become known. Actual results could differ from those estimates and any such differences may be material to the combined consolidated financial statements.

Corrections of Immaterial Errors

Corrections of Immaterial Errors

Certain amounts previously reported as of December 31, 2017 have been corrected as a result of several immaterial misstatements that were identified during the preparation of the Company’s 2018 and 2019 combined consolidated financial statements. These corrections, in aggregate, resulted in a $3.7 million increase in the retained earnings as of December 31, 2017.

Segments

Segments

The Company defines its segments as those operations the chief operating decision maker (“CODM”), determined to be the Chief Executive Officer of the Company, regularly reviews to analyze performance and allocate resources. The Company measures the results of segments using each segment’s net revenue and gross profit, as determined by the information regularly reviewed by the CODM.

The Company continually monitors and reviews its segment reporting structure in accordance with ASC 280, Segment Reporting, (“Topic 280”) to determine whether any changes have occurred that would impact its reportable segments. With effect from the fourth quarter of 2019, as a result of a change in the way the Company’s CODM reviews and allocates resources to the operating segments, the Company’s segment reporting assessment concluded that its gaming PC memory operating segment no longer met the definition of an operating segment under Topic 280 and became a component within the gaming PC components operating segment. Therefore, to align with the objective of Topic 280 and present the Company’s disaggregated financial information consistent with the management approach, beginning with fiscal year 2019, the Company reports its financial performance, including revenue and gross profit based on two reportable segments:

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Gamer and Creator Peripherals (previously defined as Gaming PC Peripherals), which includes keyboards, mice, mousepads, gaming headsets and gaming chairs, gamer and creator streaming gear including game and video capture hardware, video production accessories and docking stations, and following our SCUF acquisition, console gaming accessories including controllers; and

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Gaming Components and Systems (now includes the Gaming PC Memory component), which includes PSUs, cooling solutions including custom cooling products, computer cases, prebuilt and custom built gaming PCs and laptops, and high performance memory components such as DRAM modules.

Comparative period financial information for fiscal year 2018 by reportable segment has been recast to conform with current presentation. Refer to Note 15 for further information.

Cash and Restricted Cash

Cash and Restricted Cash

The Company had $2.3 million and $3.8 million of total restricted cash deposits as of December 31, 2018 and December 31, 2019, respectively. The restricted cash serves as collateral for certain bank guarantees, customer deposits and security deposits.

The following table provides a reconciliation of cash and restricted cash reported within the combined consolidated balance sheets that sums to the total as shown in the combined consolidated statements of cash flows.

	December 31, 2018	December 31, 2019

	(In thousands)
Cash	$25,639	$48,165
Restricted cash—short term	2,281	3,552
Restricted cash—noncurrent	—	230

Total cash and restricted cash	$27,920	$51,947

Accounts Receivable, net

Accounts Receivable, net

The Company records accounts receivable from contracts with customers at the invoiced amount when it has an unconditional right to consideration, net of an allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of customers to make payments. The Company bases its allowance on regular assessments of its customers’ liquidity and financial condition through analysis of information obtained from credit rating agencies, financial statement review and historical collection trends.

Under ASC 605, “Revenue Recognition” (“Topic 605”), sales return reserves of $9.4 million was included within accounts receivable, net as of December 31, 2018. Subsequent to the adoption of ASC 606, “Revenue from Contracts with Customers” (“Topic 606”), such balances are presented on a gross basis as refund liability of $15.1 million included in other liabilities and accrued expenses and as sales return asset of $5.7 million included in prepaid and other current assets.

Under Topic 605, revenue reserves for certain customer incentive programs totaling $17.1 million were included within accounts receivable, net as of December 31, 2018. Subsequent to the adoption of Topic 606, such balances are presented as accrued customer incentive programs included in other liabilities and accrued expenses. Refer to subsection “Recently Adopted Accounting Pronouncements: Adoption of ASC Topic 606” in this footnote for a detailed discussion on the impact of adopting the new accounting standard.

The allowance is recorded as sales, general and administrative expense in the Company’s combined consolidated statements of operations. Additional allowances may be required if the liquidity or financial condition of its customers were to deteriorate.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and accounts receivable. The Company maintains cash with various financial institutions that may at times exceed federally insured limits. Management believes that the financial institutions are financially sound and the Company has not experienced any losses.

The Company’s customers that accounted for 10% of total accounts receivable, net were as follows:

	As of December 31, 2018	As of December 31, 2019

Customer A	35%	34%
Customer B	13%	20%

The Company had one customer that accounted for 10% of more of total net revenue as follows:

	Year ended December 31, 2018	Year ended December 31, 2019

Customer A	22%	25%

Inventories

Inventories

Inventories primarily consist of finished goods and to a lesser extent component parts, which are purchased from contract manufacturers and component suppliers. Inventories are stated at lower of cost and net realizable value using the weighted average cost method of accounting. The Company assesses the valuation of inventory balances including an assessment to determine potential excess and/or obsolete inventory. The Company may be required to write down the value of inventory if estimates of future demand and market conditions indicate estimated excess or obsolete inventory. For the periods presented, the Company has not experienced significant write-downs.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value accounting is applied to all financial assets and liabilities that are recognized or disclosed at fair value in the combined consolidated financial statements on a recurring basis. The carrying amounts of the Company’s financial instruments, including cash, restricted cash, accounts receivable, accounts payable, borrowings from credit lines and other liabilities and accrued expenses approximate fair value due to their short-term maturities. Management believes that the long-term debt bearing variable interest rates represents the prevailing market rates for instruments with similar characteristics; accordingly, the carrying value of this instrument approximates its fair value. Refer to note 3 regarding the fair value of the Company’s other financial assets and liabilities.

Property and Equipment, net

Property and Equipment, net

Property and equipment additions are recorded at cost, less accumulated depreciation. Major improvements that extend the life, capacity or improve the safety of an asset are capitalized, while maintenance and repairs are expensed as incurred. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets:

Manufacturing equipment	2 – 5 years
Computer equipment, software and office equipment	3 – 5 years
Furniture and fixtures	2 – 7 years
Leasehold improvements	Shorter of lease term or the useful lives of the improvements

Property, plant and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. An impairment charge will be recognized in the event the net book value of such assets exceeds the future undiscounted cash flows attributable to the asset group. No impairment charges were recorded in the periods presented.

Business Combinations

Business Combinations

The Company accounts for acquisitions using the acquisition method of accounting, which requires that the assets acquired, liabilities assumed, contractual contingencies and contingent consideration are recorded at the date of acquisition at their respective fair values. Goodwill is recorded when consideration paid in a purchase acquisition exceeds the fair value of the net assets acquired.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill represents the excess purchase price over the estimated fair value of net assets acquired in a business combination. Identifiable intangible assets with finite lives are carried at cost and amortized using a method that reflects the pattern in which the economic benefits of the intangible asset are consumed or otherwise used up or, if that pattern cannot be reliably determined, using a straight-line amortization method. Amortization expense related to patents is included in cost of revenues. Amortization expense related to developed technology is included in product development costs. Amortization expense related to customer relationships, trade name and non-compete agreements is included in sales, general and administrative costs.

For definite-live intangible assets, the Company evaluates the recoverability of intangible assets for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If the carrying amount exceeds the fair value, an impairment charge is recognized in an amount equal to that excess. No such impairment charges were recorded in the periods presented.

The Company tests for goodwill impairment at the reporting unit level on an annual basis at October 1, or more frequently if events or changes in circumstances indicate that the asset is more likely than not impaired. For the annual goodwill impairment test, the Company elects to perform the quantitative impairment test. The ultimate outcome of the goodwill impairment test for a reporting unit should be the same whether the Company chooses to perform the qualitative assessment or proceeds directly to the quantitative impairment test.

The quantitative impairment test compares the recoverability of goodwill measured at the reporting unit level to the reporting unit’s carrying amount, including goodwill. The fair value of the reporting unit, which is measured based upon, among other factors, market multiples for comparable companies as well as a discounted cash flow analysis. If the recorded value of the assets, including goodwill, and liabilities (“net carrying value”) of each reporting unit exceeds its fair value, an impairment loss may be required to be recognized. Further, to the extent the net carrying value of the Company as a whole is greater than its fair value in the aggregate, all, or a significant portion of its goodwill may be considered impaired. The Company performed its 2019 annual goodwill impairment assessment and determined that no impairment existed as of the date of the impairment test.

No impairment charges were recorded in the periods presented. Refer to note 6 for additional information regarding the Company’s goodwill and intangible assets.

Warranty Reserve

Warranty Reserve

All of the Company’s products are covered by warranty to be free from defects in material and workmanship for periods ranging from six months to five years, and for life-time for memory products. The Company’s warranty does not provide a service beyond assuring that the product complies with agreed-upon specifications and is generally not sold separately. At the time of sale, an estimate of future warranty costs is recorded as a component of cost of revenue and a warranty liability is recorded for estimated costs to satisfy the warranty obligation. The Company’s estimate of costs to fulfill its warranty obligations is based on historical experience and expectations of future costs to repair or replace.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

From time to time, the Company enters into derivative instruments such as foreign currency forward contracts, to minimize the short-term impact of foreign currency exchange rate fluctuations on certain foreign currency denominated assets and liabilities, and interest rate cap contracts, to minimize the Company’s exposure to interest rate movements on the Company’s variable rate debts. The foreign currency forward contracts generally mature within three to four months and the interest rate cap contracts mature within two years. The Company does not enter into derivative instruments for trading purposes. The derivative instruments are recorded at fair value in prepaid expenses and other current assets or other liabilities and accrued expenses on the combined consolidated balance sheets. The Company does not designate such instruments as hedges for accounting purposes, accordingly, changes in the value of these contracts are recognized in each reporting period in other (expense) income, net in the combined consolidated statements of operations.

Deferred Issuance Costs and Debt Discounts

Deferred Issuance Costs and Debt Discounts

Costs incurred in obtaining long-term financing paid to parties other than creditors are considered a debt issuance cost. Amounts paid to creditors are recorded as a reduction in the proceeds received by the creditor and are considered a discount on the issuance of debt. Deferred issuance costs and debt discounts are amortized over the terms of the long-term financing agreements using the effective-interest method and recorded as a deduction of the carrying amount of the debt in the combined consolidated balance sheets. Deferred issuance costs of the Company’s revolving line of credit are recorded in prepaid expenses and other current assets and other assets, according to the timing of amortization.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs, which include legal, accounting, printer and filing fees, related to Initial Public Offering (“IPO”) are capitalized. The deferred offering costs will be offset against proceeds from the IPO upon the effectiveness of the offering. In the event the offering is terminated, all capitalized deferred offering costs will be immediately expensed. As of December 31, 2018 and December 31, 2019, $5.3 million and $5.8 million of deferred offering costs were capitalized, respectively, which are included in the other assets on the combined consolidated balance sheets.

Revenue Recognition

Revenue Recognition

The Company’s products are primarily sold through a network of distributors and retailers (including etailers), and some direct to consumers. The Company sells mainly hardware products, such as gamer and creator peripherals, gaming components and systems and gaming PC memory, which may include embedded software that function together. Hardware devices are generally plug and play, requiring no configuration and little or no installation.

Under Topic 605, the Company recognized revenue when persuasive evidence of an arrangement exists, delivery has occurred, title has transferred, the price becomes fixed or determinable and collectability is reasonably assured. Evidence of an arrangement existed when there is a customer contract or a standard customer purchase order. The Company considered delivery complete when title and risk of loss transfer to the customer, which is generally upon shipment, but no later than physical receipt by the customer. The Company’s revenue recognition policies were consistent worldwide.

On January 1, 2019 the Company adopted Topic 606 using the modified retrospective method applied to those contracts which were not completed as of December 31, 2018. Results for reporting periods beginning after December 31, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported under Topic 605. Under Topic 606, the Company determines revenue recognition through the following steps:

•	identification of the contract, or contracts, with the customer

•	identification of the performance obligations in the contract

•	determination of the transaction price

•	allocation of the transaction price to the performance obligations in the contract, and

•	recognition of revenue when, or as the performance obligation is fulfilled

With the adoption of Topic 606, the Company recognizes revenue when it satisfies performance obligations under the terms of its contracts, and control of its products is transferred to its customers in an amount that reflects the consideration the Company expects to receive from its customers in exchange for those products or services.

Revenue is recognized at a point in time when control of the products is transferred to the customer which generally occurs upon shipment or delivery to customer. The Company’s revenue recognition policies are consistent worldwide.

The impact of the adoption of Topic 606 on the Company’s combined consolidated financial statements is discussed in the “Recently Adopted Accounting Pronouncements: Adoption of ASC Topic 606” section below.

The Company’s products are primarily sold through a network of distributors and retailers (including etailers) worldwide. Substantially all revenue recognized by the Company relates to contracts with distributors and retailers to sell gamer and creator peripherals and gaming components and systems. These products are hardware devices, which may include embedded software that function together, and are considered as one performance obligation. Hardware devices are generally plug and play, requiring no configuration and little or no installation. Revenue is recognized at a point in time when control of the products is transferred to the customer which generally occurs upon shipment or delivery to customer. The Company reports revenue net of any required taxes collected from customers and remitted to government authorities, with the collected taxes recorded as other liabilities and accrued expenses until remitted to the relevant government authority. Shipping and handling costs associated with outbound freight after control over a product has transferred to a customer are accounted for as a fulfillment cost and are included as part of the Company’s distribution costs recorded under sales, general and administrative expenses. The Company generally provides a warranty on products that provides assurance that our products conform to published specifications. Such assurance-type warranties are not deemed to be separate performance obligations from the product, and costs associated with providing the warranties are accrued in accordance with ASC 460-10, Guarantees.

The Company offers return rights and customer incentive programs. Customer incentive programs include special pricing arrangements, promotions, rebates and volume-based incentives.

The Company has agreements with certain customers that contain terms allowing price protection credits to be issued in the event of a subsequent price reduction. The Company’s decision to make price reductions is influenced by product life cycle stage, market acceptance of products, the competitive environment, new product introductions and other factors. Accruals for estimated expected future pricing actions are recognized at the time of sale based on analysis of historical pricing actions by customer and by product, inventories owned by and located at distributors and retailers, current customer demand, current operating conditions, and other relevant customer and product information, such as stage of product life-cycle.

The transaction price received by the Company from sales to its distributors and retailers is calculated as selling price net of variable consideration which may include product returns, price protection, and the Company’s estimate of claims for customer incentive programs related to current period product revenue.

Rights of return vary by customer and range from the right to return products to limited stock rotation rights allowing the exchange of a percentage of the customer’s quarterly purchases. Estimates of expected future product returns qualify as variable consideration and are recorded as a reduction of the transaction price of the contract at the time of sale based on historical return trends. Return trends are influenced by product life cycle status, new product introductions, market acceptance of products, sales levels, the type of customer, seasonality, product quality issues, competitive pressures, operational policies and procedures, and other factors. Return rates can fluctuate over time but are sufficiently predictable to allow the Company to estimate expected future product returns.

The Company normally requires payments from customers within 30 to 90 days from invoice date. The Company does not generally modify payment terms on existing receivables. The Company’s contracts with customers typically do not include significant financing components as the period between the satisfaction of the performance obligations and timing of payment are generally within one year.

Customer incentive programs are considered variable consideration, which the Company estimates and records as a reduction to revenue at the time of sale based on historical experience and forecasted incentives. Certain customer incentives require management to estimate the percentage of those programs which will not be claimed or will not be earned by customers based on historical experience and on the specific terms and conditions of particular programs. The percentage of these customer programs that will not be claimed or earned is commonly referred to as “breakage”. The Company accounts for breakage as part of variable consideration, subject to constraint, and records the estimated impact in the same period when revenue is recognized at the expected value. Significant management judgment and estimates are used to determine the amount of variable consideration to be recognized, as well as any subsequent adjustments to it, such that it is probable that a significant reversal of revenue will not occur.

During the year ended December 31, 2019, the Company did not recognize any material revenue adjustment related to performance obligations satisfied in prior periods as a result of changes in estimated variable consideration. Because performance obligations in the Company’s contracts with customers relate to contracts with a duration of less than one year, the Company has elected to apply the optional exemption to not disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied at the end of the reporting period.

Cost of Revenue

Cost of Revenue

Cost of revenue consists of product costs (including costs of contract manufacturers), inbound freight costs from manufacturers to the Company’s distribution hubs, as well as inter-hubs shipments, duties and tariffs, warranty replacement costs, costs to process and rework returned items, depreciation of tooling equipment, warehousing costs, excess and obsolete inventory write-downs, certain allocated costs related to facilities and IT department, and personnel-related expenses and other operating expenses related to supply chain logistics.

Distribution Costs

Distribution Costs

Distribution costs, recorded as a component of sales, general and administrative expenses, include the costs to operate two of the Company’s distribution hubs internally and the costs paid to third party logistics providers to operate the Company’s remaining four distribution hubs. Distribution costs also include the costs of shipping products to customers through third party carriers. Amounts billed to customers for shipping and handling of products are recorded in net revenue. The Company does not consider distribution costs to be part of the costs to bring its products to the finished condition and therefore records such distribution costs as sales, general and administrative expense rather than in cost of revenue.

Product Development Costs

Product Development Costs

Product development costs are generally expensed as incurred and reported in the combined consolidated statements of operations. Product development costs consist primarily of the costs associated with the design and testing of new products and improvements to existing products. These costs relate primarily to compensation of personnel and consultants involved with product design, definition, compatibility testing and qualification. To date, almost all of the software development costs have been expensed as incurred because the period between achieving technological feasibility and the release of the software has been short and development costs qualifying for capitalization have been insignificant.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred and are included as a component of sales, general and administrative expense in the condensed combined consolidated statements of operations. Advertising and promotion expenses were $4.1 million and $2.6 million for the three months ended September 30, 2020 and 2019, respectively, and $12.3 million and $7.4 million for nine months ended September 30, 2020 and 2019, respectively.

Advertising Costs

Advertising costs are expensed as incurred and are included as a component of sales, general and administrative expense in the combined consolidated statements of operations. Advertising and promotion expenses were $8.7 million and $11.3 million for the years ended December 31, 2018 and 2019, respectively.

Stock-Based Compensation

Stock-Based Compensation

U.S. GAAP requires the measurement and recognition of compensation expense for all stock-based awards, including options, using a fair-value based method. The Company estimates the fair value of option awards on the date of grant using a Black-Scholes-Merton option-pricing model. Stock-based compensation is recognized on a straight-line basis over the requisite service period based on awards ultimately expected to vest. The Company has elected to recognize actual forfeitures by reducing the employee stock-based compensation in the same period as the forfeitures occur.

Nonmonetary Transactions

Nonmonetary Transactions

The Company has sales and purchases of inventory with its manufacturers, which are accounted for as nonmonetary transactions. Upon sale of raw materials to the manufacturer, for the inventories on-hand with the manufacturer where there is an anticipated reciprocal purchase by the Company, the Company will record prepaid inventories and accrued liabilities as a nonmonetary transaction. When the Company transacts the reciprocal purchase of inventory from the manufacturer, the Company will record payable to the manufacturer at the repurchase price, which replaces the initial nonmonetary transaction and inventory will be reflected at carrying value, which includes the costs for the raw materials and the incremental costs charged by the manufacturer for additional work performed on the inventory.

Because the transactions are nonmonetary, they have not been included in the combined consolidated statements of cash flows pursuant to ASC 230, Statement of Cash Flows.

Employee Benefit Plan

Employee Benefit Plan

The Company has a 401(k) defined contribution plan covering all eligible employees. The 401(k) plan allows for voluntary contributions by plan participants and provides for discretionary contributions by the Company as determined annually by the board of directors. The discretionary amounts may comprise a matching contribution (a designated percentage of a participant’s voluntary contribution) and/or a discretionary profit sharing contribution based on participant compensation. The Company contributed $0.9 million and $1.1 million for the years ended December 31, 2018 and 2019, respectively.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the tax and financial reporting bases of the Company’s assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in future years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced through the establishment of a valuation allowance, if, based upon available evidence, it is determined that it is more likely than not that the deferred tax assets will not be realized. The Company is subject to foreign income taxes on its foreign operations. All deferred tax assets and liabilities are classified as non-current in the combined consolidated financial statements.

Uncertain Tax Positions

Uncertain Tax Positions

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained on examination based on the technical merit of the position. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on examination, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount, which is more than 50% likely of being realized upon ultimate settlement.

The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments. The Company recognizes interest charges and penalties related to unrecognized tax benefits as a component of the income tax (expense) benefit.

Foreign Currency

Foreign Currency

For subsidiaries that have non-U.S. dollar functional currencies, the Company translates the assets and liabilities of these subsidiaries using period-end exchange rates. Revenues and expenses are translated using average exchange rates in effect during the reporting period. Cumulative translation gains and losses are included as a component of stockholders’ equity in accumulated other comprehensive loss.

The Company remeasures monetary assets or liabilities denominated in currencies other than the functional currency using exchange rates prevailing on the balance sheet date. Foreign currency remeasurement gains and losses are included in other (expense) income, net in the combined consolidated statements of operations and the amounts were $(0.4) million and $1.4 million for the years ended December 31, 2018 and 2019, respectively. Gains and losses on long-term intercompany loans not intended to be repaid in the foreseeable future are recorded in other comprehensive loss.

Net Income (Loss) per Share

Net Income (Loss) per Share

Basic net income (loss) per share and diluted net income (loss) per share are computed by dividing net income (loss) by the weighted-average number of shares outstanding during the period, without consideration of potential dilutive securities. Diluted net income per share is computed based on the weighted-average number of shares outstanding during the period, adjusted to include the incremental shares expected to be issued for assumed exercise of options under the treasury stock method.

Emerging Growth Company Status

Emerging Growth Company Status

The Company was and remained an emerging growth company (“EGC”), as defined in the JOBS Act, up to December 31, 2019 although its 2019 annual gross revenue exceeded $1.07 billion. According to the rule under the Securities Act of 1933, the Company will continue to be treated as an EGC for the purposes of disclosure requirement accommodations in its initial registration statement until the earlier of:

(a)	The date on which the Company consummates its initial public offering, or

(b)	The end of the one-year period beginning on December 31, 2019.

Under the JOBS Act, EGCs can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. Through December 31, 2019, the Company had elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, the Company’s combined consolidated financial statements may not be comparable to companies that comply with new or revised accounting pronouncements as of public company effective dates. Beginning on January 1, 2020, the Company adopts new or revised accounting standards issued by their respective effective dates for public companies.

Refer to the “Other Recently Adopted Accounting Pronouncements” section below for the Company’s recently adopted accounting pronouncements.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which was further updated and clarified by the FASB through issuance of additional related ASUs. ASU 2016-13 replaces the incurred-loss impairment methodology and requires immediate recognition of estimated credit losses expected to occur for most financial assets, including trade receivables. We adopted this standard effective January 1, 2020 using a modified retrospective approach. The adoption of this new standard did not have a material impact on our condensed combined consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The ASU simplifies the subsequent measurement of goodwill by eliminating the second step of the goodwill impairment test. The second step measures goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. Under the new guidance, a company will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. We adopted this standard effective January 1, 2020. The adoption of this new standard did not have a material impact on our condensed combined consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820), to modify certain disclosure requirements on fair value measurements in Topic 820. We adopted this standard effective January 1, 2020. The adoption of this new standard did not have a material impact on our condensed combined consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), and subsequent updates (collectively, referred to as Accounting Standard Codification 842 or Topic 842). Topic 842 requires a lessee to recognize right of use (“ROU”) assets and lease liabilities for a lease with terms longer than 12 months on the consolidated balance sheets and to disclose key information related to the leasing arrangements.

On January 1, 2020, we adopted Topic 842 using the modified retrospective method, applying Topic 842 to all leases existing at the date of initial application. We elected to use the effective date as the date of initial application. Consequently, prior period balances and disclosures have not been restated. We elected the package of transitional practical expedients, which among other provisions, allows us to carry forward prior conclusions about lease identification and classification. In addition, for operating leases, we elected to account for lease and non-lease components as a single lease component. We also made an accounting policy election not to apply the recognition guidance of Topic 842 to record all leases that, at the lease commencement date, have a lease term of 12 months or less on the consolidated balance sheet.

The adoption of Topic 842 had a material impact to our condensed combined consolidated balance sheet but did not have an impact on our condensed combined consolidated statement of operations or cash flows. As a result of adopting Topic 842 as of January 1, 2020, we recognized lease liabilities of $17.9 million and corresponding ROU assets of $17.7 million. See Note 16, Leases, for additional information.

Recently Adopted Accounting Pronouncements: Adoption of ASC Topic 606

The Company adopted Topic 606 using the cumulative effect method for all contracts not completed as of January 1, 2019. As a result, the Company recognized the cumulative effect of applying the new revenue standard as an adjustment to the opening balance of retained earnings as of January 1, 2019. Prior period amounts are not adjusted and continue to be reported in accordance with the Company’s historical accounting under ASC 605, Revenue Recognition (Topic 605).

Results for reporting periods beginning after December 31, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with historic accounting standards under Topic 605.

As a result of the adoption of the new standard, the Company recorded a reduction to accumulated deficit as of January 1, 2019 and reclassified accrued sales return liabilities and accrued customer incentive programs from accounts receivable, net to accrued and other current liabilities and other current assets.

The cumulative effect of the changes to the combined consolidated balance sheet from the adoption of Topic 606 were as follows (in thousands):

	As of December 31, 2018	Effect of Adoption of Topic 606	As of January 1, 2019
Assets:
Accounts receivable, net	$122,042	$26,527	$148,569
Prepaid expenses and other current assets	17,298	5,674	22,972
Deferred Tax Assets	445	746	1,191
Liability and Stockholders’ Equity:
Income Tax Payable	3,572	(333)	3,239
Other liabilities and accrued expenses	32,058	36,966	69,024
Accumulated deficit	$(93,161)	$(3,686)	$(96,847)

Net Reduction to Accumulated Deficit as of January 1, 2019

Under Topic 605, accrued customer incentive programs were recognized as a reduction of revenue at the later of when the related revenue was recognized or when the program was offered to the customer. Under Topic 606, these programs qualify as variable consideration and are recorded as a reduction of the transaction price at the contract inception based on the expected value method. The Company is required to estimate for these programs ahead of commitment date if customary business practice creates an implied expectation that such activities will occur in the future.

Under Topic 606, variable consideration must be estimated at the outset of the arrangement, subject to the constraint guidance to ensure that a significant revenue reversal will not occur. As a result, upon adoption of Topic 606, estimated breakage for accruals of certain customer incentive programs is recognized sooner as compared to Topic 605.

Balance Sheet Reclassifications

Under Topic 605, the gross amount of accrued revenue reserves for sales returns of $15.1 million, net of expected returned inventory and rework costs of $5.7 million, was included within accounts receivable, net as of December 31, 2018. Subsequent to the adoption of Topic 606, such balances are presented in the combined consolidated balance sheet, on a gross basis as accrued liability from returns of $15.1 million included in other liabilities and accrued expenses and as returned assets of $5.7 million included in prepaid expenses and other current assets.

Under Topic 605, revenue reserves for certain customer incentive programs totaling $17.1 million, were included within accounts receivable, net as of December 31, 2018. Subsequent to the adoption of Topic 606, such balances are presented as accrued customer incentive programs included in other liabilities and accrued expenses in the combined consolidated balance sheet.

The adoption of Topic 606 did not have an impact over the total cash flows from operating, investing, or financing activities.

Contract Assets

Contract assets represent amounts that have been recognized as revenue but for which the Company did not have the unconditional right to invoice the customer. The Company did not have contract assets as of January 1, 2019 and December 31, 2019.

Contract Liabilities (Deferred Revenue and Unearned Revenue)

The Company’s deferred revenue consists primarily of amounts that have been shipped and invoiced but not recognized as revenue as of period end because control of the inventory has not passed to the customer. Revenue will be recognized when the customer has obtained control of the inventory sold. The Company did not have any deferred revenue as of January 1, 2019, and the balance as of December 31, 2019 was $3.3 million. This increase is due to the Company’s recent acquisitions.

The Company’s unearned revenue consists of payments received from customers in advance of product shipment for webstore orders. These orders are generally shipped within two weeks from order date. The unearned revenue balance as of December 31, 2019 was $1.3 million.

Deferred revenue and unearned revenue are included in other liabilities and accrued expenses on the combined consolidated balance sheets.

Impact on Combined Consolidated Financial Statements

The following tables summarize the impact of adopting Topic 606 on the Company’s combined consolidated statement of operations for the year ended December 31, 2019 and combined consolidated balance sheet as of December 31, 2019 (in thousands, unaudited):

	Year Ended December 31, 2019
	As reported under Topic 606	If reported under Topic 605	Effect of change
Net Revenue	$1,097,174	$1,098,018	$(844)

	As of December 31, 2019
	As reported under Topic 606	If reported under Topic 605	Effect of change
Assets:
Accounts receivable, net	$202,334	$157,934	$44,400
Prepaid and other current assets	24,696	13,514	11,182
Deferred tax assets	1,646	900	746
Liabilities and Stockholders’ Equity:
Income tax payable	8,524	8,857	(333)
Other liabilities and accrued expenses	107,017	45,825	61,192
Total stockholders’ equity	$216,775	$221,306	$(4,531)

Other Recently Adopted Accounting Pronouncements

In September 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments, which requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The Company adopted the new standard on a prospective basis effective January 1, 2018. Prior periods were not retrospectively adjusted. The adoption of the ASU did not have a material effect on the Company’s combined consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which simplifies the presentation of deferred income taxes by requiring that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The Company adopted this standard effective January 1, 2018, and retrospectively applied the standard to all periods presented. The adoption of the ASU did not have a material impact on the Company’s combined consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. This ASU change aspects of accounting for share-based payment award transactions including accounting for income taxes, the classification of excess tax benefits and the classification of employee taxes paid when shares are withheld for tax-withholding purposes on the combined consolidated statement of cash flows, forfeitures, and minimum statutory tax withholding requirements. The Company adopted this standard effective January 1, 2018 and has elected to record forfeitures when they occur. The change in accounting principle with regards to forfeitures was adopted using a modified retrospective approach. As a result of the adoption, the Company no longer records the excess tax benefits related to equity compensation as an increase to additional paid-in-capital and records such excess tax benefits as a reduction of income tax expense. The adoption of the ASU did not have a materialimpact on the Company’s combined consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. It requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory. The Company adopted this standard effective January 1, 2019. The adoption did not have a material impact on its combined consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which changes the definition of a business to assist with evaluating when a set of transferred assets and activities is a business. The Company adopted this standard effective January 1, 2019. The adoption did not have a material impact on the Company’s combined consolidated financial statements.

In May 2017, the FASB issued ASU No. 2017-09, Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting, which provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The Company adopted this standardeffective January 1, 2018. The adoption of this ASU did not have a material impact on the Company’s combined consolidated financial statements.

In July 2018, the FASB issued ASU No. 2018-09, Codification Improvements. ASU No. 2018-09 provides amendments to a wide variety of topics in the FASB’s Accounting Standards Codification, which applies to all reporting entities within the scope of the affected accounting guidance. The transition and effective date guidance are based on the facts and circumstances of each amendment. Some of the amendments in ASU No. 2018-09 do not require transition guidance and were effective upon issuance of ASU No. 2018-09. However, many of the amendments do have transition guidance with effective dates for annual periods beginning after December 15, 2018. The Company adopted this standard effective January 1, 2019. The adoption did not have a material impact on the Company’s combined consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The amendments in ASU 2018-15 align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. As permitted by ASU 2018-15, the Company early-adopted this standard on a prospective basis beginning January 1, 2019. The adoption of this ASU did not have a material impact on the Company’s combined consolidated financial statements.

In July 2019, the FASB issued ASU No. 2019-07, Codification Updates to SEC Sections — Amendments to SEC Paragraphs Pursuant to SEC Final Rule Releases No. 33-10532, Disclosure Update and Simplification, and Nos. 33-10231 and 33-10442, Investment Company Reporting Modernization and Miscellaneous Updates (SEC Update). ASU 2019-07 aligns the guidance in various SEC sections of the Codification with the requirements of certain SEC final rules. ASU 2019-07 was effective immediately upon issuance. The adoption of ASU 2019-07 did not have a material impact on the Company’s combined consolidated financial statements.

Accounting Pronouncements Issued but Not Yet Adopted

Accounting Pronouncements Issued but Not Yet Adopted

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740), to simplify various aspects related to the accounting for income taxes. The new guidance is effective for us beginning in year 2021. We are in the process of evaluating the effects of this new guidance on our condensed combined consolidated financial statements.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848), to provide optional expedients and exceptions for applying generally accepted accounting principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The new guidance is effective, at our election, beginning March 12, 2020 through December 31, 2022. Our term loan and revolving line of credit have interest payments that are correlated to a reference rate, and we are currently evaluating the impact of adopting this guidance and the potential effects it could have on our condensed combined consolidated financial statements.

Recently Issued Accounting Pronouncements, Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases, which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU No. 2018-01, Land Easement Practical Expedient for Transition to Topic 842; ASU No. 2018-10, Codification Improvements to Topic 842, Leases; ASU No. 2018-11, Targeted Improvements and ASU No. 2019-01, Codification Improvements to Topic 842, Leases. The new standard establishes a right-of-use model (ROU) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the combined consolidated statements of operations. The new standard is effective for the Company on January 1, 2020. The Company adopted the new standard on January 1, 2020 and used the effective date as the date of initial application. The Company adopted the new standard on January 1, 2020 using a modified retrospective transition approach as of the effective date as permitted by the amendments in ASU 2018-11. As a result, the Company will not adjust its comparative period financial information for effects of the standard or make the new required lease disclosures for periods before the date of adoption.

The Company plans on electing the package of transitional practical expedients upon adoption which, among other provisions, allows the Company not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct cost for any existing leases on the adoption date. In addition, for all leases, the Company intends to elect to account for lease and nonlease components as a single lease component. The Company will also make an accounting policy election not to apply the recognition guidance of Topic 842 to record all leases that, at the lease commencement date, have a lease term of 12 months or less on the combined consolidated balance sheet. The Company has substantially completed its evaluation of the effect that the adoption of this new standard will have on its combined consolidated financial statements. In connection with the adoption of the new guidance, the Company expects to recognize ROU assets and lease liabilities in the range of $18 million to $19 million on its combined consolidated balance sheet for operating leases, with an immaterial impact to its results of operations and cash flows. The Company believes that substantially all of its undiscounted future minimum operating lease commitments based on its current lease portfolio that were not recognized on its combined consolidated balance sheet as of December 31, 2019 and as disclosed in Note 9 to the combined consolidated financial statements, will be subject to the new standard.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles – Goodwill and other (Topic 350): Simplifying the Test for Goodwill Impairment. The ASU simplifies the subsequent measurement of goodwill by eliminating the second step of the goodwill impairment test. The second step measures goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. Under the new guidance, a company will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. The new guidance is effective for the Company beginning in year 2022. Early adoption is permitted for interim or annual goodwill impairment tests performed on test dates after January 1, 2017. The Company does not anticipate adoption of this standard will have a material impact on its combined consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820), to modify certain disclosure requirements on fair value measurements in Topic 820. This new guidance is effective for the Company beginning in year 2020. The Company does not anticipate the adoption of this new standard will have a material impact on its combined consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740), to simplify various aspects related to the accounting for income taxes. The new guidance is effective for the Company beginning in year 2021. The Company is in the process of evaluating the effects of this new guidance on its combined consolidated financial statements.

Initial Public Offering

Initial Public Offering

On September 25, 2020, we completed our initial public offering (IPO). In connection with the IPO, we sold 7,500,000 shares of common stock at $17.00 per share, resulting in proceeds of $118.6 million, net of the underwriting discounts and commissions and before offering costs. In connection with the IPO, certain stockholders sold 6,500,000 shares of common stock at $17.00 per share. Subsequent to the IPO, certain stockholders further sold 1,135,375 shares pursuant to the underwriters’ exercise of their option to purchase additional shares. We did not receive any of the proceeds from the sale of shares by the selling stockholders.

Deferred offering costs consist primarily of accounting, legal, and other fees related to the IPO. Prior to the IPO, all deferred offering costs were capitalized in other assets in the condensed combined consolidated balance sheets. After the IPO, $11.8 million of deferred offering costs were reclassified into stockholders’ equity as a reduction of the IPO proceeds in the condensed combined consolidated balance sheets. The amount of deferred offering costs capitalized as of December 31, 2019 was $5.8 million.

Principles of Consolidation

Principles of Consolidation

The accompanying condensed combined consolidated financial statements include the accounts of Corsair and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Risks and Uncertainties related to the COVID-19 Pandemic

Risks and Uncertainties related to the COVID-19 Pandemic

Due to the COVID-19 pandemic, there has been and will continue to be uncertainty and disruption in the global economy and financial markets. Since early 2020, we have experienced some business disruptions due to COVID-19 including the stoppage in our factories in early 2020, disruption in our supply chain and increased distribution costs, which led to increase in operating costs. This negative financial impact has been offset by strong revenue growth year-over-year partly due to an increase in demand for our gear as more people in more countries are under shelter-in-place restrictions. The increase in demand has continued into the third quarter of 2020 and we expect it to continue through the remainder of the year as the COVID-19 pandemic continues. However, as the global economic activity slows down, the demand for our gear could decline despite these trends. The extent to which the COVID-19 outbreak ultimately impacts our business, sales, results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted, including, but not limited to, the duration and spread of the outbreak, its severity, the actions to contain the virus or treat its impact, and how quickly and to what extent normal economic and operating conditions can resume. Even after the COVID-19 outbreak has subsided, we may continue to experience significant impacts to our business as a result of its global economic impact, including any economic downturn or recession that has occurred or may occur in the future.

As of the date of issuance of these condensed combined consolidated financial statements, we are not aware of any specific event or circumstance that would require updates to our estimates and judgments or revisions due to COVID-19 to the carrying value of our assets or liabilities. These estimates may change, as new events occur and additional information is obtained, and are recognized in the condensed combined consolidated financial statements as soon as they become known. Actual results could differ from those estimates and any such differences may be material to the condensed combined consolidated financial statements.

Nonmonetary Transactions

Nonmonetary Transactions

We have sales and repurchases of inventory with our manufacturers, which are accounted for as nonmonetary transactions. Upon sale of raw materials to the manufacturer, for the inventories on-hand with the manufacturer where there is an anticipated reciprocal purchase by Corsair, we will record prepaid inventories and accrued liabilities as a nonmonetary transaction. When the reciprocal purchase of inventory from the manufacturer is transacted, a payable to the manufacturer at the repurchase price will be recorded, which replaces the initial nonmonetary transaction and inventory will be reflected at carrying value, which includes the costs for the raw materials and the incremental costs charged by the manufacturer for additional work performed on the inventory. As of September 30, 2020, we recognized $2.1 million prepaid inventory and $2.4 million accrued liabilities in the condensed combined consolidated balance sheet for such nonmonetary transactions with our manufacturers.

Because the transactions are nonmonetary, they have not been included in the condensed combined consolidated statements of cash flows pursuant to ASC 230, Statement of Cash Flows.